STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Authorized and Issued Common Stock and Preferred Stock

The number of authorized and issued common stock and preferred stock are as follows:

	Successor	Predecessor
	December 31, 2017	March 31, 2017
Common stock shares authorized	125,000,000	125,000,000
Common stock par value	$0.001	$0.10
Common stock shares issued	22,115,916	47,121,304
Preferred stock shares authorized	3,000,000	3,000,000
Preferred stock par value	No par	No par
Preferred stock shares issued	—	—

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax

The changes in accumulated other comprehensive income (loss) by component, net of tax for the quarters and six month periods ended June 30, 2018 and 2017 are as follows:

	For the quarter ended June 30, 2018 (Successor)					For the six months ended June 30, 2018 (Successor)
(in thousands)	Balance at 3/31/18	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 6/30/18	Balance at 12/31/17	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 6/30/18
Available for sale securities	(43)	—	43	43	—	256	(660)	404	(256)	—
Pension/Post- retirement benefits	(403)	—	—	—	(403)	(403)	—	—	—	(403)

Total	(446)	—	43	43	(403)	(147)	(660)	404	(256)	(403)

	For the quarter ended June 30, 2017 (Predecessor)					For the six months ended June 30, 2017 (Predecessor)
(in thousands)	Balance at 3/31/17	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 6/30/17	Balance at 12/31/16	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 6/30/17
Available for sale securities	(95)	6	80	86	(9)	(1)	(209)	201	(8)	(9)
Currency translation adjustment	(9,811)	—	—	—	(9,811)	(9,811)	—	—	—	(9,811)
Pension/Post- retirement benefits	(438)	—	—	—	(438)	4,683	(5,121)	—	(5,121)	(438)
Interest rate swap	—	—	—	—	—	(1,317)	—	1,317	1,317	—

Total	(10,344)	6	80	86	(10,258)	(6,446)	(5,330)	1,518	(3,812)	(10,258)

The changes in accumulated other comprehensive income by component, net of tax, are as follows:

	Successor
	Period from August 1, 2017 through December 31, 2017
(in thousands)	Balance at 7/31/17	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 12/31/17
Available for sale securities	—	87	169	256	256
Pension/Post-retirement benefits	—	(403)	—	(403)	(403)

Total	—	(316)	169	(147)	(147)

	Predecessor
	Period from April 1, 2017 through July 31, 2017
(in thousands)	Balance at 3/31/17	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 7/31/17
Available for sale securities	(95)	57	106	163	68
Currency translation adjustment	(9,811)	—	—	—	(9,811)
Pension/Post-retirement benefits	(438)	(2,598)	—	(2,598)	(3,036)

Total	(10,344)	(2,541)	106	(2,435)	(12,779)

	Predecessor
	For the year ended March 31, 2017
(in thousands)	Balance at 3/31/16	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 3/31/17
Available for sale securities	(208)	(265)	378	113	(95)
Currency translation adjustment	(9,811)	—	—	—	(9,811)
Pension/Post-retirement benefits	4,683	(5,121)	—	(5,121)	(438)
Interest rate swap	(1,530)	—	1,530	1,530	—

Total	(6,866)	(5,386)	1,908	(3,478)	(10,344)

Reclassifications from Accumulated Other Comprehensive Income (Loss) to Condensed Consolidated Statement of Income

The following table summarizes the reclassifications from accumulated other comprehensive income (loss) to the condensed consolidated statement of income for the quarters and six month periods ended June 30, 2018 and 2017:

	Successor	Predecessor	Successor	Predecessor	Affected line item in the condensed consolidated statements of income
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Realized gains on available for sale securities	$43	80	404	405	Interest income and other, net
Interest rate swap	—	—	—	2,140	Interest and other debt costs

Total pre-tax amounts	43	80	404	2,545
Tax effect	—	—	—	1,027

Total gains for the period, net of tax	$43	80	404	1,518

The following table summarizes the reclassifications from accumulated other comprehensive loss to the consolidated statement of income,

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017	Affected line item in the consolidated statements of income
Realized gains on available for sale securities	$169	106	582	Interest income and other, net
Interest rate swap	—	—	2,353	Interest and other debt costs

Total pre-tax amounts	169	106	2,935
Tax effect	—	—	1,027

Total gains for the period, net of tax	$169	106	1,908